Investment Objectives and Goals	Jan. 31, 2026
Curasset Capital Management Core Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Curasset Capital ManagementCore Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Curasset Capital Management Core Bond Fund (hereafter referred to as the “Core Bond Fund” or the “Fund”) is to provide total return, comprised of income and capital appreciation.
Curasset Capital Management Limited Term Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Curasset Capital Management Limited Term Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Curasset Capital Management Limited Term Income Fund (hereafter referred to as the “Limited Term Income Fund” or the “Fund”) is to seek income.